Provisions (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Current liabilities [Abstract]
Provision for non-refundable sales tax	$ 3,370	$ 2,469
Other	1,258	0
Provisions	4,628	$ 2,469
Non-Recourse SPVs [Member]
Current liabilities [Abstract]
Other	1,215
Other provisions	$ 1,258
CANADA [Member]
Current liabilities [Abstract]
Percentage of GST required to remit	5.00%
Percentage of GST on exported services	0.00%